Edgar Lomax Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 94.1%	Shares	Value
Beverage and Tobacco Product Manufacturing - 3.8%
Altria Group, Inc.	3,850	$188,688
Coca-Cola Co.	51,450	3,433,773
		3,622,461

Broadcasting (except Internet) - 0.7%
Comcast Corp. - Class A	16,450	678,891

Building Material and Garden Equipment - 1.9%
Home Depot, Inc.	850	312,936
Lowe's Cos., Inc.	6,000	1,473,060
		1,785,996

Chemical Manufacturing - 11.2%
AbbVie, Inc.	3,750	694,950
Amgen, Inc.	8,350	2,776,124
Bristol-Myers Squibb Co.	11,550	549,318
Dow, Inc.	44,650	2,432,086
Gilead Sciences, Inc.	7,350	559,041
Pfizer, Inc.	85,102	2,599,015
Procter & Gamble Co.	6,350	1,020,826
		10,631,360

Computer and Electronic Product Manufacturing - 13.4%
Cisco Systems, Inc.	66,050	3,200,123
Danaher Corp.	4,050	1,122,174
International Business Machines Corp.	21,050	4,044,547
Medtronic PLC	18,450	1,481,904
Qualcomm, Inc.	6,400	1,158,080
Texas Instruments, Inc.	8,900	1,813,909
		12,820,737

Couriers and Messengers - 5.9%
FedEx Corp.	17,100	5,168,475
United Parcel Service, Inc. - Class B	3,750	488,888
		5,657,363

Credit Intermediation and Related Activities - 11.9%
American Express Co.	7,200	1,821,888
Bank of New York Mellon Corp.	37,100	2,414,097
Capital One Financial Corp.	5,500	832,700
Citigroup, Inc.	37,550	2,436,244
JPMorgan Chase & Co.	7,650	1,627,920
U.S. Bancorp	13,650	612,612
Wells Fargo & Co.	27,250	1,617,015
		11,362,476

Food Manufacturing - 2.4%
Kraft Heinz Co.	41,150	1,448,891
Mondelez International, Inc. - Class A	12,850	878,298
		2,327,189

General Merchandise Stores - 1.9%
Target Corp.	4,150	624,201
Walmart, Inc.	17,700	1,214,928
		1,839,129

Health and Personal Care Retailers - 4.3%
CVS Health Corp.	54,150	3,266,869
Walgreens Boots Alliance, Inc.	71,150	844,551
		4,111,420

Insurance Carriers and Related Activities - 2.2%
American International Group, Inc.	4,600	364,458
MetLife, Inc.	8,900	683,965
UnitedHealth Group, Inc.	1,750	1,008,280
		2,056,703

Machinery Manufacturing - 2.7%
Caterpillar, Inc.	4,550	1,575,210
General Electric Co.	5,700	970,140
		2,545,350

Miscellaneous Manufacturing - 2.8%
3M Co.	5,400	688,770
Johnson & Johnson	11,850	1,870,522
Solventum Corp. (a)	1,350	79,488
		2,638,780

Petroleum and Coal Products Manufacturing - 7.3%
Chevron Corp.	21,400	3,434,058
Exxon Mobil Corp.	29,950	3,551,771
		6,985,829

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.7%
Goldman Sachs Group, Inc.	5,000	2,545,150
Morgan Stanley	9,650	995,976
		3,541,126

Support Activities for Mining - 1.3%
ConocoPhillips	11,100	1,234,320

Telecommunications - 5.2%
AT&T, Inc.	35,250	678,563
Verizon Communications, Inc.	105,050	4,256,626
		4,935,189

Transportation Equipment Manufacturing - 5.4%
Ford Motor Co.	158,600	1,716,052
General Dynamics Corp.	7,200	2,150,712
RTX Corp.	11,050	1,298,265
		5,165,029

Utilities - 6.1%
Duke Energy Corp.	8,900	972,503
Exelon Corp.	67,750	2,520,300
GE Vernova, Inc. (a)	1,425	253,992
NextEra Energy, Inc.	14,100	1,077,099
Southern Co.	12,300	1,027,296
		5,851,190
TOTAL COMMON STOCKS (Cost $81,102,159)		89,790,538

REAL ESTATE INVESTMENT TRUST - 2.2%
Real Estate – 2.2%
Simon Property Group, Inc.	13,550	2,079,112
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,769,011)		2,079,112

SHORT-TERM INVESTMENT - 3.6%
Money Market Fund - 3.6%
Invesco STIT-Treasury Portfolio - Class Institutional, 5.22% (b)	3,487,914	3,487,914
TOTAL SHORT-TERM INVESTMENT (Cost $3,487,914)		3,487,914

TOTAL INVESTMENTS - 99.9% (Cost $86,359,084)		95,357,564
Other Assets in Excess of Liabilities - 0.1%		70,641
TOTAL NET ASSETS - 100.0%		$95,428,205

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Edgar Lomax Value Fund
Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Edgar Lomax Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total

Common Stocks	$89,790,538	$–	$–	$89,790,538
Real Estate Investment Trust	2,079,112	–	–	2,079,112
Money Market Fund	3,487,914	–	–	3,487,914
Total Investments	$95,357,564	$–	$–	$95,357,564

Refer to the Schedule of Investments for further disaggregation of investment categories.